Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - Class A Ordinary Shares [Member] - Securities Subject to Mandatory Redemption [Member] - USD ($)
	3 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds					$ 230,000,000
Less:
Proceeds allocated to Public Warrants					(9,637,000)
Issuance costs allocated to Class A ordinary shares					(12,907,420)
Plus:
Accretion of carrying value to redemption value					25,994,420
Class A ordinary shares subject to possible redemption	$ 22,485,023	$ 25,971,412	$ 25,417,987	$ 25,417,987		$ 233,450,000
Plus:
Remeasurement of carrying value to redemption value	539,200	554,814	553,425			2,129,761
Initial Pre-Extension Redemption		4,041,203				(210,161,774)
Class A ordinary shares subject to possible redemption	$ 23,024,223	$ 22,485,023	$ 25,971,412	$ 23,024,223	$ 233,450,000	$ 25,417,987